Note 12 - Accounts Payable, Accrued Liabilities and Other	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
1 2 .	Accounts Payable, Accrued Liabilities and Other

Accounts payable at
December 31, 2016
and
2015
includes an aggregate of
$116,000
and
$7,000,
respectively, due to related parties related to director fees and MT scientific advisory board fees.

Accrued liabilities and other, including an aggregate of
$106,000
and
$83,000
due to related parties related to director fees and MT scientific advisory board fees, at
December 31, 2016
and
2015,
respectively, consist of the following:

	2016	2015
Interest	$5,756,519	$478
Contracted services	1,194,678	1,636,167
Compensation	624,345	440,879
Royalties	663	275
Other	281,651	101,549
Total	$7,857,856	$2,179,348

Accounts payable in the amount of
$1,957,938
and
$242,220
as of
December 31, 2016
and
2015,
respectively, have been reclassified to current liabilities associated with discontinued operations.
  Accrued liabilities in the amount of
$607,659
and
$859,365
as of
December 31, 2016
and
2015,
respectively, have also been reclassified to current liabilities associated with discontinued operations.  See Note
3.